Valuation and Qualifying Accounts and Reserves (Schedule II)	12 Months Ended
Dec. 31, 2015
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts and Reserves (Schedule II)
Valuation and Qualifying Accounts and Reserves
(Schedule II)
Changes in the allowance for doubtful accounts were as follows:

(thousands of dollars)	2015	2014	2013
Beginning balance	$53,770	$54,460	$47,667
Amount acquired through acquisitions			896
Bad debt expense	30,393	34,810	31,192
Uncollectible accounts written off, net of recoveries	(34,743)	(35,500)	(25,295)
Ending balance	$49,420	$53,770	$54,460